CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	61,410	30,612
Short-term investments, including available-for-sale securities at fair value of 576 and 4,154, respectively, and related party amounts of 760 and 9,235, respectively	9,849	14,633
Trade receivables, net of allowance for doubtful accounts of 2,165 and 3,753, respectively	32,966	34,554
Accounts receivable, related parties	4,525	965
Inventory and spare parts	7,510	8,498
Prepaid expenses, including related party amounts of 322 and 123, respectively	11,752	9,811
Deferred tax assets	11,206	7,933
VAT receivable	8,071	6,651
Assets related to disposal group held for sale	2,004
Other current assets	2,831	3,019
Total current assets	152,124	116,676
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of 313,623 and 293,389, including advances to related parties of 254 and 367, respectively	299,479	270,660
GOODWILL	36,311	32,704
DEBT ISSUANCE COSTS, net of accumulated amortization of 2,336 and 2,375, respectively	1,738	2,023
INVESTMENTS IN AND ADVANCES TO ASSOCIATES	16,277	13,393
OTHER INVESTMENTS, including related party amounts of 835 and 743, respectively	14,969	4,392
OTHER NON-CURRENT ASSETS, including asset derivatives of 21,944 and 1,837, respectively, and deferred tax assets of 3,610 and 862, respectively	25,560	4,051
Total assets	608,927	485,524
CURRENT LIABILITIES:
Accounts payable, related parties	4,674	3,315
Trade payables	36,337	23,864
Subscriber prepayments and deposits	19,355	17,884
Debt, current portion	19,435	7,564
Notes payable, current portion	22,701	17,462
Deferred connection fees, current portion	1,677	1,604
Income tax payable	1,427	997
Accrued liabilities	27,620	27,674
Liabilities related to disposal group held for sale	227
Other payables, including capital lease obligations of 538 and 38, respectively	3,986	1,498
Total current liabilities	137,439	101,862
LONG-TERM LIABILITIES:
Notes payable, net of current portion	83,776	85,282
Debt, net of current portion	157,084	108,792
Capital lease obligations, net of current portion	8,857	10
Deferred connection fees, net of current portion	1,760	2,045
Deferred taxes	33,278	21,202
Retirement and post-retirement obligations	1,055	1,059
Property, plant and equipment contributions	2,327	2,428
Other long-term liabilities, including asset retirement obligations of 3,022 and 2,743, respectively	4,234	3,859
Total long-term liabilities	292,371	224,677
Total liabilities	429,810	326,539
Commitments and contingencies
Redeemable noncontrolling interest	3,192	2,932
SHAREHOLDERS' EQUITY:
Common stock (2,066,413,562 shares issued as of December 31, 2014 and 2013, 777,396,505 of which are in the form of ADS as of December 31, 2014 and 2013)	207	207
Treasury stock (77,501,432 and 77,582,378 common shares at cost as of December 31, 2014 and 2013)	(24,464)	(24,482)
Additional paid-in capital	5,419	3,019
Accumulated other comprehensive loss	(6,294)	(15,030)
Retained earnings	191,081	188,217
Total equity attributable to the Group	165,949	151,931
Nonredeemable noncontrolling interest	9,976	4,122
Total equity	175,925	156,053
Total liabilities and equity	608,927	485,524
Licenses
CURRENT ASSETS:
INTANGIBLE ASSETS	5,498	3,202
Other intangible assets
CURRENT ASSETS:
INTANGIBLE ASSETS	56,971	38,423